united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Andrew Rogers

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 86.2%
	FEDERAL HOME LOAN BANK - 1.2%
$ 3,865,000	Federal Home Loan Bank	1.3750	11/15/2019	$ 3,853,119

	FEDERAL HOME LOAN MORTGAGE CORP. - 20.8% (a)
1,168,312	Freddie Mac Gold Pool	3.5000	5/1/2043	1,201,518
1,422,529	Freddie Mac Gold Pool	3.5000	7/1/2043	1,461,747
291,401	Freddie Mac Gold Pool	4.0000	2/1/2044	308,384
345,982	Freddie Mac Gold Pool	5.0000	5/1/2041	378,432
711	Freddie Mac Gold Pool	7.5000	6/1/2017	710
1,378,413	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	1.1094	11/25/2021	1,379,872
1,709,146	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	1.4294	1/25/2023	1,718,876
3,424,822	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	1.4794	9/25/2022	3,438,060
3,902,184	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	1.6317	9/25/2025	3,929,729
1,700,000	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	1.6817	11/25/2022	1,711,144
6,123,000	Freddie Mac Multifamily Structured Pass Through Certificates (c)	1.8690	11/25/2019	6,125,298
2,142,918	Freddie Mac Multifamily Structured Pass Through Certificates (c)	2.1300	1/25/2019	2,159,456
540,803	Freddie Mac Multifamily Structured Pass Through Certificates (c)	2.3230	10/25/2018	546,101
210,778	Freddie Mac Multifamily Structured Pass Through Certificates (c)	2.4120	8/25/2018	212,627
491,458	Freddie Mac Multifamily Structured Pass Through Certificates (c)	2.6990	5/25/2018	497,126
3,700,000	Freddie Mac Multifamily Structured Pass Through Certificates (c)	2.7700	5/25/2025	3,675,513
1,000,292	Freddie Mac Multifamily Structured Pass Through Certificates (c)	3.1540	2/25/2018	1,011,510
2,800,000	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	3.3290	5/25/2025	2,912,874
538,000	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	3.9740	1/25/2021	572,404
1,038,000	Freddie Mac Multifamily Structured Pass Through Certificates (c)	3.9890	6/25/2021	1,100,894
269,445	Freddie Mac Non Gold Pool (b)	2.7250	11/1/2033	287,064
319,431	Freddie Mac Non Gold Pool (b)	2.7380	9/1/2038	336,768
112,146	Freddie Mac Non Gold Pool (b)	2.7400	4/1/2036	116,170
2,359,710	Freddie Mac Non Gold Pool (b)	2.7550	8/1/2033	2,492,225
175,261	Freddie Mac Non Gold Pool (b)	2.7790	9/1/2038	185,680
4,112,873	Freddie Mac Non Gold Pool (b)	2.8070	9/1/2038	4,348,042
1,554,895	Freddie Mac Non Gold Pool (b)	2.8330	3/1/2037	1,644,876
46,386	Freddie Mac Non Gold Pool (b)	2.8490	1/1/2023	47,394
339,542	Freddie Mac Non Gold Pool (b)	2.8740	2/1/2036	357,461
300,213	Freddie Mac Non Gold Pool (b)	2.8810	1/1/2035	317,412
487,610	Freddie Mac Non Gold Pool (b)	2.8910	2/1/2036	515,092
52,844	Freddie Mac Non Gold Pool (b)	2.9100	5/1/2037	54,245
472,827	Freddie Mac Non Gold Pool (b)	2.9210	11/1/2038	502,601
570,156	Freddie Mac Non Gold Pool (b)	2.9260	1/1/2033	605,801
329,906	Freddie Mac Non Gold Pool (b)	3.0130	9/1/2035	350,407
102,133	Freddie Mac Non Gold Pool (b)	3.0200	6/1/2037	105,539
35,447	Freddie Mac Non Gold Pool (b)	3.0200	6/1/2037	37,140
1,749,384	Freddie Mac Non Gold Pool (b)	3.0550	9/1/2041	1,839,272
890,268	Freddie Mac Non Gold Pool (b)	3.0750	5/1/2036	947,004
1,118,123	Freddie Mac Non Gold Pool (b)	3.0790	11/1/2036	1,189,333
343,391	Freddie Mac Non Gold Pool (b)	3.0840	3/1/2036	363,014
516,326	Freddie Mac Non Gold Pool (b)	3.1050	2/1/2035	541,733
236,497	Freddie Mac Non Gold Pool (b)	3.1120	11/1/2038	251,534
584,162	Freddie Mac Non Gold Pool (b)	3.1400	11/1/2036	612,471
77,263	Freddie Mac Non Gold Pool (b)	3.1440	12/1/2037	80,053
38,538	Freddie Mac Non Gold Pool (b)	3.3150	7/1/2024	40,095
499,164	Freddie Mac Non Gold Pool (b)	3.3450	6/1/2034	530,305
556,461	Freddie Mac Non Gold Pool (b)	3.3520	1/1/2035	590,347
372,693	Freddie Mac Non Gold Pool (b)	3.4030	4/1/2037	393,703
3,527,832	Freddie Mac Non Gold Pool (b)	3.5040	3/1/2038	3,760,987
298,165	Freddie Mac Non Gold Pool (b)	3.5970	4/1/2037	317,049
231,363	Freddie Mac Non Gold Pool (b)	3.8750	3/1/2037	246,581
98,659	Freddie Mac Non Gold Pool (b)	5.7750	6/1/2020	102,430
151,665	Freddie Mac Non Gold Pool (b)	5.9040	8/1/2020	158,632
82,141	Freddie Mac Non Gold Pool (b)	5.9270	10/1/2020	86,189
112,408	Freddie Mac Non Gold Pool (b)	5.9520	11/1/2020	118,157
481	Freddie Mac REMICS (b,c)	1.1444	4/15/2018	476
26,398	Freddie Mac REMICS (b,c)	1.3844	8/15/2035	26,178
275,004	Freddie Mac REMICS (b,c)	1.3944	11/15/2032	278,311
34,365	Freddie Mac REMICS (b,c)	1.3944	1/15/2033	34,032
23,355	Freddie Mac REMICS (b,c)	1.4944	3/15/2032	23,248
148,086	Freddie Mac REMICS (b,c)	1.7444	12/15/2032	151,127
49,251	Freddie Mac REMICS (b,c)	1.9444	12/15/2031	49,565
85,120	Freddie Mac REMICS (b,c)	1.9944	3/15/2032	86,847
388,890	Freddie Mac REMICS (c)	3.1644	6/15/2048	375,427
198,531	Freddie Mac REMICS (c)	4.0000	2/15/2020	200,842
211,697	Freddie Mac REMICS (c)	4.0000	4/15/2041	222,075
698,639	Freddie Mac REMICS (c)	4.1962	12/15/2036	724,607
46,744	Freddie Mac REMICS (c)	4.2500	3/15/2034	47,907
166,212	Freddie Mac REMICS (c)	4.5000	2/15/2020	169,866
83,901	Freddie Mac REMICS (c)	4.5000	8/15/2034	85,879
27,329	Freddie Mac REMICS (c)	5.0000	2/15/2018	27,518
188,053	Freddie Mac REMICS (c)	5.0000	10/15/2019	193,115
1,272,846	Freddie Mac REMICS (c)	5.0000	12/15/2024	1,368,666
139,079	Freddie Mac REMICS (c)	5.0000	1/15/2026	150,415
1,068,674	Freddie Mac REMICS (c)	5.0000	9/15/2035	1,168,902
17,468	Freddie Mac REMICS (c)	5.5000	7/15/2033	17,664
722,955	Freddie Mac REMICS (c)	5.5000	5/15/2035	808,632
1,515,841	Freddie Mac REMICS (c)	5.5000	2/15/2038	1,634,526
130,668	Freddie Mac REMICS (c)	6.0000	3/15/2029	141,541
297,815	Freddie Mac REMICS (c)	6.5000	12/15/2023	322,773
182,012	Freddie Mac REMICS (c)	6.5000	12/15/2028	205,346
				67,330,566
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 27.5% (a)
10,040,000	Fannie Mae TBA	3.5000	2/1/2047	10,249,820
4,000,000	Fannie Mae TBA	4.0000	2/1/2047	4,187,812
148,128	Fannie Mae Pool (b)	1.8380	4/1/2034	150,362
93,307	Fannie Mae Pool (b)	1.8380	9/1/2044	95,150
25,927	Fannie Mae Pool (b)	2.3490	2/1/2020	26,483
29,219	Fannie Mae Pool (b)	2.4890	11/1/2035	30,574
5,944	Fannie Mae Pool (b)	2.5370	1/1/2019	5,977
113,969	Fannie Mae Pool (b)	2.6250	5/1/2032	116,468
66,075	Fannie Mae Pool (b)	2.6690	5/1/2032	68,641
100,651	Fannie Mae Pool (b)	2.6820	9/1/2036	106,484
88,396	Fannie Mae Pool (b)	2.6880	2/1/2036	91,989
35,745	Fannie Mae Pool (b)	2.7000	7/1/2033	36,962
191,309	Fannie Mae Pool (b)	2.7030	9/1/2035	202,099
1,048,757	Fannie Mae Pool (b)	2.7090	11/1/2033	1,107,729
560,859	Fannie Mae Pool (b)	2.7230	7/1/2035	598,888
346,013	Fannie Mae Pool (b)	2.7600	8/1/2035	360,379
333,226	Fannie Mae Pool (b)	2.7870	1/1/2035	347,023
464,312	Fannie Mae Pool (b)	2.7880	8/1/2035	490,700
1,802,541	Fannie Mae Pool (b)	2.7940	9/1/2037	1,908,327
545,535	Fannie Mae Pool (b)	2.7950	10/1/2033	576,761
382,749	Fannie Mae Pool (b)	2.8030	6/1/2033	404,721
253,559	Fannie Mae Pool (b)	2.8060	6/1/2037	269,740
83,243	Fannie Mae Pool (b)	2.8150	5/1/2035	87,965
1,863,721	Fannie Mae Pool (b)	2.8160	10/1/2034	1,967,838
177,550	Fannie Mae Pool (b)	2.8160	7/1/2035	184,844
74,021	Fannie Mae Pool (b)	2.8190	6/1/2036	78,135
335,357	Fannie Mae Pool (b)	2.8260	9/1/2034	353,227
403,259	Fannie Mae Pool (b)	2.8400	8/1/2035	427,079
31,404	Fannie Mae Pool (b)	2.8490	8/1/2039	33,385
797,076	Fannie Mae Pool (b)	2.8530	1/1/2036	846,874
422,343	Fannie Mae Pool (b)	2.8550	4/1/2033	443,740
26,770	Fannie Mae Pool (b)	2.8580	3/1/2033	27,792
1,619,819	Fannie Mae Pool (b)	2.8850	7/1/2038	1,711,273
250,471	Fannie Mae Pool (b)	2.8930	8/1/2035	265,650
111,639	Fannie Mae Pool (b)	2.8930	1/1/2036	117,845
84,494	Fannie Mae Pool (b)	2.8950	5/1/2031	85,207
189,709	Fannie Mae Pool (b)	2.9070	8/1/2038	197,300
246,337	Fannie Mae Pool (b)	2.9180	10/1/2036	260,801
960,982	Fannie Mae Pool (b)	2.9310	1/1/2035	1,018,544
94,610	Fannie Mae Pool (b)	2.9320	8/1/2033	100,203
66,632	Fannie Mae Pool (b)	2.9360	9/1/2036	70,363
1,091,319	Fannie Mae Pool (b)	2.9410	10/1/2036	1,154,333
352,481	Fannie Mae Pool (b)	2.9750	4/1/2034	372,571
911,416	Fannie Mae Pool (b)	2.9960	4/1/2037	962,213
1,077,812	Fannie Mae Pool	3.0000	1/1/2043	1,071,800
2,799,148	Fannie Mae Pool	3.0000	3/1/2043	2,783,518
913,885	Fannie Mae Pool (b)	3.0070	7/1/2035	965,103
65,037	Fannie Mae Pool (b)	3.0200	1/1/2030	65,576
267,028	Fannie Mae Pool (b)	3.0440	11/1/2036	283,085
154,302	Fannie Mae Pool (b)	3.0630	8/1/2036	164,799
230,710	Fannie Mae Pool (b)	3.0980	5/1/2035	245,935
662,462	Fannie Mae Pool (b)	3.1020	2/1/2036	699,050
525,248	Fannie Mae Pool (b)	3.1260	8/1/2036	557,269
279,441	Fannie Mae Pool (b)	3.1570	7/1/2041	292,384
12,171	Fannie Mae Pool (b)	3.2000	11/1/2029	12,340
655,301	Fannie Mae Pool (b)	3.2500	10/1/2033	691,163
2,122,180	Fannie Mae Pool (b)	3.2870	10/1/2041	2,246,284
1,161,039	Fannie Mae Pool (b)	3.2930	4/1/2037	1,225,732
443,444	Fannie Mae Pool (b)	3.3580	9/1/2037	470,764
294,711	Fannie Mae Pool (b)	3.3600	7/1/2037	313,612
663,635	Fannie Mae Pool (b)	3.3720	10/1/2036	706,668
59,327	Fannie Mae Pool (b)	3.3860	2/1/2025	60,249
1,052,328	Fannie Mae Pool (b)	3.4060	7/1/2037	1,114,607
161,639	Fannie Mae Pool (b)	3.4350	12/1/2039	171,640
2,741,064	Fannie Mae Pool (b)	3.4430	3/1/2037	2,899,210
81,092	Fannie Mae Pool (b)	3.4450	1/1/2037	86,290
418,585	Fannie Mae Pool	3.5000	7/1/2037	429,713
1,836,376	Fannie Mae Pool	3.5000	6/1/2042	1,885,016
1,284,436	Fannie Mae Pool	3.5000	7/1/2042	1,318,413
7,741,223	Fannie Mae Pool	3.5000	9/1/2042	7,945,994
1,871,541	Fannie Mae Pool	3.5000	9/1/2042	1,920,933
2,228,642	Fannie Mae Pool	3.5000	12/1/2042	2,287,857
1,548,441	Fannie Mae Pool	3.5000	4/1/2043	1,589,494
56,381	Fannie Mae Pool (b)	3.5090	2/1/2023	57,199
138,752	Fannie Mae Pool (b)	3.5500	3/1/2034	147,061
2,871,081	Fannie Mae Pool (b)	3.5510	3/1/2037	3,043,719
669,418	Fannie Mae Pool (b)	3.5920	1/1/2036	704,591
79,146	Fannie Mae Pool (b)	3.6250	9/1/2033	79,719
167,837	Fannie Mae Pool (b)	3.7230	6/1/2035	177,793
30,609	Fannie Mae Pool (b)	3.7340	7/1/2029	31,483
102,817	Fannie Mae Pool (b)	3.9400	11/1/2035	109,375
1,797,050	Fannie Mae Pool	4.0000	11/1/2042	1,902,133
745,778	Fannie Mae Pool	4.0000	4/1/2043	789,389
192,652	Fannie Mae Pool	5.0000	7/1/2035	211,108
149,546	Fannie Mae Pool	5.0000	7/1/2037	164,030
116,972	Fannie Mae Pool	5.0000	6/1/2040	128,074
225,767	Fannie Mae Pool	5.5000	11/1/2023	239,421
14,591	Fannie Mae Pool	5.5000	7/1/2037	16,200
64,002	Fannie Mae Pool (b)	5.7290	1/1/2038	64,363
349,964	Fannie Mae Pool	6.0000	4/1/2033	406,339
21,963	Fannie Mae REMICS (b,c)	1.2444	11/17/2029	21,804
10,148	Fannie Mae REMICS (b,c)	1.2817	5/25/2033	10,011
114,736	Fannie Mae REMICS (b,c)	1.5317	4/25/2032	115,095
809,077	Fannie Mae REMICS (b,c)	1.5444	12/18/2030	820,442
554,951	Fannie Mae REMICS (b,c)	1.5444	12/18/2030	562,746
257,699	Fannie Mae REMICS (b,c)	1.5817	12/25/2032	261,609
32,804	Fannie Mae REMICS (b,c)	1.8817	5/25/2022	32,826
214,418	Fannie Mae REMICS (b,c)	1.9817	8/25/2031	219,378
485,407	Fannie Mae REMICS (b,c)	1.9817	6/25/2043	479,049
277,003	Fannie Mae REMICS (b,c)	3.4599	8/25/2038	288,697
31,120	Fannie Mae REMICS (c)	4.0000	1/25/2019	31,682
50,303	Fannie Mae REMICS (c)	5.0000	5/25/2023	52,041
45,435	Fannie Mae REMICS (c)	5.0000	11/25/2032	48,166
89,025	Fannie Mae REMICS (c)	5.0000	1/25/2034	89,338
60,352	Fannie Mae REMICS (c)	5.0000	4/25/2034	61,254
1,036,629	Fannie Mae REMICS (c)	5.0000	6/25/2040	1,148,948
511,925	Fannie Mae REMICS (c)	5.5000	11/25/2025	555,044
36,719	Fannie Mae REMICS (c)	5.5000	1/25/2033	36,890
88,097	Fannie Mae REMICS (c)	5.5000	4/25/2035	97,293
43,381	Fannie Mae REMICS (c)	5.5000	11/25/2035	43,865
292,235	Fannie Mae REMICS (b,c)	5.9422	5/25/2037	326,858
354,374	Fannie Mae REMICS (c)	6.0000	11/25/2032	401,082
2,562,177	Fannie Mae-Aces (b,c)	1.6994	11/25/2022	2,576,275
2,000,000	Fannie Mae-Aces (b,c)	2.5694	12/25/2026	1,924,136
3,725,000	Fannie Mae-Aces (b,c)	3.0920	4/25/2027	3,750,719
				88,932,014
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 36.4%
130,442	Ginnie Mae II Pool (b)	1.5130	9/20/2064	131,830
3,375,424	Ginnie Mae II Pool (b)	1.5540	7/20/2062	3,408,855
127,443	Ginnie Mae II Pool (b)	1.6620	10/20/2061	129,281
1,249,959	Ginnie Mae II Pool (b)	1.6640	6/20/2062	1,267,351
112,904	Ginnie Mae II Pool (b)	1.6740	10/20/2064	114,603
115,985	Ginnie Mae II Pool (b)	1.9450	3/20/2065	118,194
100,174	Ginnie Mae II Pool (b)	1.9460	9/20/2064	102,012
848,746	Ginnie Mae II Pool (b)	1.9500	12/20/2061	864,622
148,850	Ginnie Mae II Pool (b)	1.9500	8/20/2064	151,526
547,642	Ginnie Mae II Pool (b)	2.2100	6/20/2058	560,725
120,588	Ginnie Mae II Pool (b)	2.2370	11/20/2063	123,590
1,796,273	Ginnie Mae II Pool (b)	2.6680	2/20/2063	1,880,069
273,714	Ginnie Mae II Pool (b)	2.7970	2/20/2063	287,273
2,983,976	Ginnie Mae II Pool (b)	2.8220	2/20/2063	3,137,032
3,091,081	Ginnie Mae II Pool (b)	2.8860	1/20/2063	3,237,561
832,867	Ginnie Mae II Pool (b)	2.9000	10/20/2062	875,663
1,645,426	Ginnie Mae II Pool (b)	2.9230	1/20/2063	1,733,702
8,000,293	Ginnie Mae II Pool (b)	2.9440	3/20/2063	8,425,693
1,332,903	Ginnie Mae II Pool (b)	2.9470	2/20/2063	1,399,887
3,177,309	Ginnie Mae II Pool (b)	3.0650	9/20/2062	3,364,399
1,364,284	Ginnie Mae II Pool (b)	3.1460	2/20/2063	1,441,204
1,223,543	Ginnie Mae II Pool (b)	4.3070	2/20/2063	1,290,332
1,556,879	Ginnie Mae II Pool (b)	4.4810	2/20/2062	1,622,578
3,651,759	Ginnie Mae II Pool (b)	4.5020	7/20/2062	3,811,989
2,228,814	Ginnie Mae II Pool (b)	4.5020	12/20/2062	2,342,471
4,509,659	Ginnie Mae II Pool (b)	4.5160	4/20/2063	4,747,410
4,289,082	Ginnie Mae II Pool (b)	4.5240	12/20/2061	4,452,431
3,001,783	Ginnie Mae II Pool (b)	4.5420	12/20/2062	3,147,847
2,711,351	Ginnie Mae II Pool (b)	4.5460	11/20/2062	2,838,617
1,637,926	Ginnie Mae II Pool (b)	4.5510	8/20/2062	1,707,920
505,133	Ginnie Mae II Pool (b)	4.5550	3/20/2062	526,893
3,506,648	Ginnie Mae II Pool (b)	4.5810	7/20/2062	3,668,606
1,074,508	Ginnie Mae II Pool (b)	4.5890	6/20/2062	1,123,251
2,859,468	Ginnie Mae II Pool (b)	4.5890	11/20/2062	2,992,643
2,590,055	Ginnie Mae II Pool (b)	4.5930	10/20/2062	2,706,359
393,158	Ginnie Mae II Pool (b)	4.6380	3/20/2062	408,657
1,147,766	Ginnie Mae II Pool (b)	4.6500	1/20/2061	1,177,341
1,885,002	Ginnie Mae II Pool (b)	4.7000	8/20/2061	1,941,832
273,568	Ginnie Mae II Pool (b)	4.7430	1/20/2061	279,369
861,423	Ginnie Mae II Pool (b)	4.7440	8/20/2062	895,555
1,695,509	Ginnie Mae II Pool (b)	4.8010	5/20/2062	1,752,022
1,144,516	Ginnie Mae II Pool (b)	4.8100	2/20/2061	1,180,375
357,298	Ginnie Mae II Pool (b)	4.8160	6/20/2061	380,072
590,969	Ginnie Mae II Pool (b)	4.8300	6/20/2062	612,223
532,312	Ginnie Mae II Pool (b)	4.8480	2/20/2062	550,405
1,655,720	Government National Mortgage Association (b,c)	1.0800	4/20/2065	1,654,054
5,539,622	Government National Mortgage Association (b,c)	1.1100	5/20/2063	5,535,589
3,106,812	Government National Mortgage Association (b,c)	1.1300	4/20/2061	3,105,228
1,770,263	Government National Mortgage Association (b,c)	1.1300	7/20/2065	1,769,052
3,159,447	Government National Mortgage Association (b,c)	1.2300	9/20/2063	3,143,411
91,963	Government National Mortgage Association (b,c)	1.2444	12/16/2028	91,209
2,411,529	Government National Mortgage Association (b,c)	1.2800	10/20/2062	2,414,449
2,240,753	Government National Mortgage Association (b,c)	1.2800	12/20/2062	2,243,986
885,160	Government National Mortgage Association (b,c)	1.2800	7/20/2064	881,130
1,290,937	Government National Mortgage Association (b,c)	1.3300	7/20/2064	1,285,603
3,226,162	Government National Mortgage Association (b,c)	1.4300	4/20/2066	3,232,377
2,356,675	Government National Mortgage Association (b,c)	1.4600	4/20/2063	2,374,367
4,435,512	Government National Mortgage Association (b,c)	1.4800	5/20/2061	4,447,937
1,785,676	Government National Mortgage Association (c)	1.7500	3/20/2065	1,777,512
3,653,813	Government National Mortgage Association (b,c)	4.6014	6/20/2064	4,020,407
97,530	Government National Mortgage Association (b,c)	4.8769	3/16/2046	102,909
108,306	Government National Mortgage Association (b,c)	5.2505	11/16/2045	115,183
695,650	Government National Mortgage Association (b,c)	7.2718	7/20/2032	784,925
				117,891,598
	U.S. DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT - 0.3%
960,000	United States Department of Housing and Urban Development	1.8800	8/1/2019	968,096
	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $282,311,358)			278,975,393

	U.S. TREASURY NOTES - 13.0%
15,000,000	United States Treasury Floating Rate Note (b)	0.8957	4/30/2017	15,001,162
1,020,000	United States Treasury Note/Bond	1.2500	10/31/2021	991,572
470,000	United States Treasury Note/Bond	1.7500	11/30/2021	466,998
4,685,000	United States Treasury Note/Bond	1.8750	2/28/2022	4,675,485
9,655,000	United States Treasury Note/Bond	2.0000	11/15/2026	9,328,391
7,380,000	United States Treasury Note/Bond	2.1250	3/31/2024	7,337,336
4,200,000	United States Treasury Note/Bond	2.2500	12/31/2023	4,215,668
	TOTAL U.S. TREASURY NOTES (Cost - $41,985,323)			42,016,612

	SHORT-TERM INVESTMENTS - 2.9%
	U.S. GOVERNMENT & AGENCY DISCOUNT NOTES - 2.9%
5,595,000	Federal Home Loan Discount Note	0.6100	4/26/2017	5,592,533
3,950,000	Federal National Mortgage Discount Note	1.7800	4/4/2017	3,949,923
	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $9,542,421)			9,542,456

	TOTAL INVESTMENTS - 102.1% (Cost - $333,839,102) (d)			$ 330,534,461
	OTHER ASSETS LESS LIABILITIES - NET - (2.1)%			(6,942,600)
	TOTAL NET ASSETS - 100.0%			$ 323,591,861

TBA	To be announced security.
(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security - interest rate subject to periodic change.
(c)	Collateralized mortgage obligation (CMO).
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $333,839,102 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:			$ 1,560,472
	Unrealized Depreciation:			(4,865,113)
	Net Unrealized Depreciation:			$ (3,304,641)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. If market quotations are not readily available or if the advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017, for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$ -	$ 278,975,393	$ -	$ 278,975,393
U.S. Tresury Notes	-	42,016,612	-	42,016,612
Discount Note	-	9,542,456	-	9,542,456
Total	$ -	$ 330,534,461	$ -	$ 330,534,461
The Fund did not hold any Level 3 securities during the period.
There were no transfers between levels during the current period presented. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 5/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 5/26/2017

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 5/26/2017